Document and Entity Information Document	12 Months Ended
Dec. 31, 2015
Document Information [Line Items]
Entity Registrant Name	HEXION INC.
Entity Central Index Key	0000013239
Entity Filer Category	Non-accelerated Filer
Document Type	POS AM
Document Period End Date	Dec. 31, 2015
Amendment Flag	false